UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01677

John Hancock Capital Series

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2024:

John Hancock Classic Value Fund

John Hancock U.S. Global Leaders Growth Fund

Semiannual report
John Hancock
Classic Value Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
19	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Dow, Inc.	5.1
Citigroup, Inc.	4.8
Baxter International, Inc.	4.0
Wells Fargo & Company	4.0
Fresenius Medical Care AG, ADR	3.5
MetLife, Inc.	3.5
Capital One Financial Corp.	3.4
Lear Corp.	3.3
Magna International, Inc.	3.2
SS&C Technologies Holdings, Inc.	3.1
TOTAL	37.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

COUNTRY COMPOSITION AS OF 4/30/2024 (% of net assets)
United States	86.7
Germany	3.5
Canada	3.2
Ireland	2.6
United Kingdom	2.5
Switzerland	1.5
TOTAL	100.0
4	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,190.90	$6.32	1.16%
	Hypothetical example	1,000.00	1,019.10	5.82	1.16%
Class C	Actual expenses/actual returns	1,000.00	1,186.80	10.38	1.91%
	Hypothetical example	1,000.00	1,015.40	9.57	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,192.60	4.91	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,190.30	6.92	1.27%
	Hypothetical example	1,000.00	1,018.50	6.37	1.27%
Class R5	Actual expenses/actual returns	1,000.00	1,193.30	4.64	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Class R6	Actual expenses/actual returns	1,000.00	1,193.00	4.31	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 99.5%		$1,348,747,356
(Cost $1,070,261,242)
Communication services 5.3%		71,505,965
Entertainment 2.4%
The Walt Disney Company	291,499	32,385,539
Media 2.9%
Charter Communications, Inc., Class A (A)	152,850	39,120,426
Consumer discretionary 10.3%		140,229,128
Automobile components 6.5%
Lear Corp.	358,272	45,095,697
Magna International, Inc. (B)	912,513	43,618,121
Household durables 1.8%
Newell Brands, Inc.	3,144,653	24,968,545
Textiles, apparel and luxury goods 2.0%
PVH Corp.	243,996	26,546,765
Consumer staples 5.0%		67,845,134
Consumer staples distribution and retail 2.5%
Dollar General Corp.	241,626	33,631,923
Food products 2.5%
Tyson Foods, Inc., Class A	564,109	34,213,211
Energy 4.4%		60,161,147
Energy equipment and services 1.9%
NOV, Inc.	1,420,515	26,265,322
Oil, gas and consumable fuels 2.5%
Shell PLC, ADR	473,009	33,895,825
Financials 33.2%		449,980,447
Banks 14.3%
Bank of America Corp.	1,083,231	40,090,379
Citigroup, Inc.	1,052,077	64,523,882
JPMorgan Chase & Co.	179,155	34,351,180
Wells Fargo & Company	913,299	54,176,897
Capital markets 3.6%
The Goldman Sachs Group, Inc.	65,414	27,912,808
UBS Group AG	758,579	20,367,846
Consumer finance 3.4%
Capital One Financial Corp.	325,302	46,658,066
Financial services 7.4%
Equitable Holdings, Inc.	1,090,345	40,244,634
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	7

	Shares	Value
Financials (continued)
Financial services (continued)
Global Payments, Inc.	271,367	$33,315,727
Voya Financial, Inc.	397,657	27,104,301
Insurance 4.5%
American International Group, Inc. (B)	184,560	13,899,214
MetLife, Inc.	665,947	47,335,513
Health care 20.3%		274,942,963
Health care equipment and supplies 6.6%
Baxter International, Inc.	1,352,208	54,588,637
Medtronic PLC	432,739	34,722,977
Health care providers and services 8.9%
CVS Health Corp.	612,504	41,472,646
Fresenius Medical Care AG, ADR	2,263,674	47,627,701
Humana, Inc.	104,895	31,687,731
Pharmaceuticals 4.8%
Bristol-Myers Squibb Company	707,965	31,107,982
Pfizer, Inc.	1,316,756	33,735,289
Industrials 3.1%		41,745,486
Professional services 3.1%
SS&C Technologies Holdings, Inc.	674,511	41,745,486
Information technology 9.7%		131,601,724
Electronic equipment, instruments and components 2.1%
TE Connectivity, Ltd.	197,664	27,965,503
IT services 4.9%
Amdocs, Ltd.	319,033	26,795,582
Cognizant Technology Solutions Corp., Class A	614,772	40,378,225
Semiconductors and semiconductor equipment 2.7%
Skyworks Solutions, Inc.	342,081	36,462,414
Materials 5.1%		69,085,248
Chemicals 5.1%
Dow, Inc.	1,214,152	69,085,248
Utilities 3.1%		41,650,114
Electric utilities 3.1%
Edison International	586,126	41,650,114

8	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.7%			$35,912,140
(Cost $35,909,730)
Short-term funds 2.7%			35,912,140
John Hancock Collateral Trust (C)	5.4256(D)	2,040,215	20,395,625
State Street Institutional Treasury Money Market Fund, Premier Class	5.2182(D)	15,516,515	15,516,515

Total investments (Cost $1,106,170,972) 102.2%	$1,384,659,496
Other assets and liabilities, net (2.2%)	(29,543,817)
Total net assets 100.0%	$1,355,115,679

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $1,137,349,384. Net unrealized appreciation aggregated to $247,310,112, of which $318,891,520 related to gross unrealized appreciation and $71,581,408 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,085,777,757) including $19,150,970 of securities loaned	$1,364,263,871
Affiliated investments, at value (Cost $20,393,215)	20,395,625
Total investments, at value (Cost $1,106,170,972)	1,384,659,496
Dividends and interest receivable	1,452,514
Receivable for fund shares sold	808,078
Receivable for securities lending income	2,218
Other assets	213,523
Total assets	1,387,135,829
Liabilities
Payable for investments purchased	8,661,469
Payable for fund shares repurchased	1,666,283
Payable upon return of securities loaned	20,375,136
Payable to affiliates
Investment management fees	916,615
Accounting and legal services fees	60,237
Transfer agent fees	106,126
Distribution and service fees	72,659
Trustees’ fees	2,241
Other liabilities and accrued expenses	159,384
Total liabilities	32,020,150
Net assets	$1,355,115,679
Net assets consist of
Paid-in capital	$880,226,692
Total distributable earnings (loss)	474,888,987
Net assets	$1,355,115,679

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($325,503,211 ÷ 9,304,593 shares)[1]	$34.98
Class C ($4,582,586 ÷ 134,204 shares)[1]	$34.15
Class I ($537,522,538 ÷ 15,320,505 shares)	$35.09
Class R2 ($2,546,871 ÷ 72,912 shares)	$34.93
Class R5 ($110,262 ÷ 3,138 shares)	$35.14
Class R6 ($484,850,211 ÷ 13,796,543 shares)	$35.14
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$36.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$20,190,183
Securities lending	53,696
Less foreign taxes withheld	(192,862)
Total investment income	20,051,017
Expenses
Investment management fees	5,585,241
Distribution and service fees	441,232
Accounting and legal services fees	163,771
Transfer agent fees	669,776
Trustees’ fees	17,593
Custodian fees	91,759
State registration fees	64,640
Printing and postage	75,334
Professional fees	57,516
Other	176,830
Total expenses	7,343,692
Less expense reductions	(60,803)
Net expenses	7,282,889
Net investment income	12,768,128
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	221,596,142
Affiliated investments	13,529
221,609,671
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	37,381,144
Affiliated investments	111
37,381,255
Net realized and unrealized gain	258,990,926
Increase in net assets from operations	$271,759,054
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$12,768,128	$24,286,391
Net realized gain	221,609,671	91,838,580
Change in net unrealized appreciation (depreciation)	37,381,255	(73,477,698)
Increase in net assets resulting from operations	271,759,054	42,647,273
Distributions to shareholders
From earnings
Class A	(20,463,887)	(54,064,048)
Class C	(274,220)	(943,536)
Class I	(48,058,890)	(213,626,082)
Class R2	(154,844)	(354,523)
Class R5	(7,775)	(30,934)
Class R6	(30,658,530)	(20,227,850)
Total distributions	(99,618,146)	(289,246,973)
From fund share transactions	(209,196,028)	(177,399,881)
Total decrease	(37,055,120)	(423,999,581)
Net assets
Beginning of period	1,392,170,799	1,816,170,380
End of period	$1,355,115,679	$1,392,170,799
12	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$31.23	$37.10	$40.19	$23.99	$31.31	$31.52
Net investment income[2]	0.24	0.44	0.41	0.25	0.35	0.61
Net realized and unrealized gain (loss) on investments	5.70	(0.32)[3]	(3.27)	16.35	(6.18)	(0.15)
Total from investment operations	5.94	0.12	(2.86)	16.60	(5.83)	0.46
Less distributions
From net investment income	(0.48)	(0.60)	(0.23)	(0.40)	(0.78)	(0.39)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(2.19)	(5.99)	(0.23)	(0.40)	(1.49)	(0.67)
Net asset value, end of period	$34.98	$31.23	$37.10	$40.19	$23.99	$31.31
Total return (%)[4,5]	19.09[6]	0.81	(7.13)	69.72	(19.83)	1.67
Ratios and supplemental data
Net assets, end of period (in millions)	$326	$297	$346	$416	$249	$334
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[7]	1.14	1.13	1.15	1.19	1.18
Expenses including reductions	1.16[7]	1.14	1.13	1.14	1.18	1.17
Net investment income	1.39[7]	1.31	1.07	0.68	1.36	2.00
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	13

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$30.42	$36.24	$39.32	$23.50	$30.72	$30.89
Net investment income (loss)[2]	0.11	0.19	0.12	(0.02)	0.18	0.39
Net realized and unrealized gain (loss) on investments	5.56	(0.31)[3]	(3.20)	16.06	(6.14)	(0.14)
Total from investment operations	5.67	(0.12)	(3.08)	16.04	(5.96)	0.25
Less distributions
From net investment income	(0.23)	(0.31)	—	(0.22)	(0.55)	(0.14)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(1.94)	(5.70)	—	(0.22)	(1.26)	(0.42)
Net asset value, end of period	$34.15	$30.42	$36.24	$39.32	$23.50	$30.72
Total return (%)[4,5]	18.68[6]	0.04	(7.83)	68.52	(20.47)	0.92
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$7	$8	$9	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[7]	1.89	1.88	1.90	1.94	1.93
Expenses including reductions	1.91[7]	1.89	1.88	1.89	1.93	1.92
Net investment income (loss)	0.65[7]	0.58	0.32	(0.05)	0.67	1.31
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
14	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$31.35	$37.24	$40.34	$24.06	$31.40	$31.62
Net investment income[2]	0.29	0.55	0.51	0.34	0.43	0.69
Net realized and unrealized gain (loss) on investments	5.73	(0.35)[3]	(3.28)	16.41	(6.20)	(0.16)
Total from investment operations	6.02	0.20	(2.77)	16.75	(5.77)	0.53
Less distributions
From net investment income	(0.57)	(0.70)	(0.33)	(0.47)	(0.86)	(0.47)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(2.28)	(6.09)	(0.33)	(0.47)	(1.57)	(0.75)
Net asset value, end of period	$35.09	$31.35	$37.24	$40.34	$24.06	$31.40
Total return (%)[4]	19.26[5]	1.06	(6.90)	70.19	(19.65)	1.93
Ratios and supplemental data
Net assets, end of period (in millions)	$538	$668	$1,335	$2,545	$886	$1,429
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.89	0.88	0.90	0.94	0.94
Expenses including reductions	0.90[6]	0.89	0.88	0.89	0.93	0.93
Net investment income	1.66[6]	1.60	1.31	0.92	1.66	2.24
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	15

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$31.16	$37.01	$40.10	$23.93	$31.23	$31.44
Net investment income[2]	0.22	0.40	0.36	0.20	0.35	0.47
Net realized and unrealized gain (loss) on investments	5.69	(0.32)[3]	(3.27)	16.34	(6.20)	(0.06)
Total from investment operations	5.91	0.08	(2.91)	16.54	(5.85)	0.41
Less distributions
From net investment income	(0.43)	(0.54)	(0.18)	(0.37)	(0.74)	(0.34)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(2.14)	(5.93)	(0.18)	(0.37)	(1.45)	(0.62)
Net asset value, end of period	$34.93	$31.16	$37.01	$40.10	$23.93	$31.23
Total return (%)[4]	19.03[5]	0.69	(7.27)	69.57	(19.93)	1.50
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$3	$2	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[7]	1.27	1.26	1.28	1.32	1.30
Expenses including reductions	1.27[7]	1.26	1.25	1.27	1.31	1.29
Net investment income	1.26[7]	1.17	0.94	0.56	1.39	1.50
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
16	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$31.39	$37.29	$40.39	$24.09	$31.42	$31.65
Net investment income[2]	0.29	0.58	0.52	0.36	0.49	0.66
Net realized and unrealized gain (loss) on investments	5.76	(0.38)[3]	(3.27)	16.42	(6.24)	(0.12)
Total from investment operations	6.05	0.20	(2.75)	16.78	(5.75)	0.54
Less distributions
From net investment income	(0.59)	(0.71)	(0.35)	(0.48)	(0.87)	(0.49)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(2.30)	(6.10)	(0.35)	(0.48)	(1.58)	(0.77)
Net asset value, end of period	$35.14	$31.39	$37.29	$40.39	$24.09	$31.42
Total return (%)[4]	19.33[5]	1.09	(6.85)	70.30	(19.56)	1.97
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[7]	0.83	0.83	0.85	0.87	0.88
Expenses including reductions	0.85[7]	0.82	0.82	0.84	0.86	0.87
Net investment income	1.67[7]	1.69	1.34	0.97	1.81	2.17
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	17

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$31.41	$37.30	$40.41	$24.09	$31.43	$31.67
Net investment income[2]	0.30	0.44	0.55	0.38	0.46	0.72
Net realized and unrealized gain (loss) on investments	5.74	(0.21)[3]	(3.29)	16.43	(6.20)	(0.17)
Total from investment operations	6.04	0.23	(2.74)	16.81	(5.74)	0.55
Less distributions
From net investment income	(0.60)	(0.73)	(0.37)	(0.49)	(0.89)	(0.51)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)	(0.28)
Total distributions	(2.31)	(6.12)	(0.37)	(0.49)	(1.60)	(0.79)
Net asset value, end of period	$35.14	$31.41	$37.30	$40.41	$24.09	$31.43
Total return (%)[4]	19.30[5]	1.18	(6.83)	70.41	(19.55)	1.99
Ratios and supplemental data
Net assets, end of period (in millions)	$485	$421	$126	$163	$253	$360
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.78	0.78	0.80	0.83	0.83
Expenses including reductions	0.79[6]	0.78	0.77	0.79	0.82	0.82
Net investment income	1.75[6]	1.33	1.42	1.08	1.76	2.36
Portfolio turnover (%)	19	24	18	25	35	35

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	19

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2024, the fund loaned securities valued at $19,150,970 and received $20,375,136 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
20	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. During the six months ended April 30, 2024, the average daily loan balance for which loans were outstanding amounted to $215,875,000 and the weighted average interest rate was 6.33%. Interest expense, paid under the line of credit, amounted to approximately $149,343 and is included in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2024 were $4,021.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	21

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.710% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.700% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.690% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$12,712
Class C	185
Class I	29,191
Class R2	99
Class	Expense reduction
Class R5	$4
Class R6	18,612
Total	$60,803

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
22	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,757 for the six months ended April 30, 2024. Of this amount, $6,536 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $31,221 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $22 and $245 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$411,052	$198,430
Class C	23,952	2,893
Class I	—	456,326
Class R2	6,191	64
Class R5	37	3
Class R6	—	12,060
Total	$441,232	$669,776
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	23

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	237,339	$8,261,224	897,830	$29,811,758
Distributions reinvested	554,762	19,255,780	1,678,901	50,870,710
Repurchased	(985,691)	(34,276,808)	(2,406,995)	(80,024,499)
Net increase (decrease)	(193,590)	$(6,759,804)	169,736	$657,969
Class C shares
Sold	10,517	$356,406	25,860	$841,764
Distributions reinvested	7,327	248,895	28,421	844,401
Repurchased	(27,837)	(948,650)	(90,382)	(3,029,446)
Net decrease	(9,993)	$(343,349)	(36,101)	$(1,343,281)
Class I shares
Sold	1,509,096	$52,641,326	6,564,314	$222,837,616
Distributions reinvested	1,316,192	45,777,158	6,811,886	206,740,734
Repurchased	(8,806,690)	(313,530,944)	(27,921,075)	(950,836,667)
Net decrease	(5,981,402)	$(215,112,460)	(14,544,875)	$(521,258,317)
Class R2 shares
Sold	2,059	$71,838	5,024	$165,184
Distributions reinvested	4,414	153,044	11,435	346,032
Repurchased	(5,271)	(186,847)	(5,940)	(202,461)
Net increase	1,202	$38,035	10,519	$308,755
Class R5 shares
Sold	228	$7,909	485	$16,556
Distributions reinvested	223	7,775	1,018	30,934
Repurchased	(632)	(21,818)	(3,182)	(103,971)
Net decrease	(181)	$(6,134)	(1,679)	$(56,481)
24	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	926,436	$32,264,466	10,922,731	$375,493,342
Distributions reinvested	867,005	30,189,130	663,391	20,153,804
Repurchased	(1,405,051)	(49,465,912)	(1,560,248)	(51,355,672)
Net increase	388,390	$12,987,684	10,025,874	$344,291,474
Total net decrease	(5,795,574)	$(209,196,028)	(4,376,526)	$(177,399,881)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $294,599,099 and $589,795,854, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,040,215	$48,022,361	$176,737,009	$(204,377,385)	$13,529	$111	$53,696	—	$20,395,625

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Classic Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pzena Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	27

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pzena Investment Management, LLC
Portfolio Managers
John J. Flynn
Richard S. Pzena
Benjamin S. Silver, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549260	38SA 4/24
6/2024

Semiannual report
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
11	Financial highlights
16	Notes to financial statements
23	Statement regarding liquidity risk management
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Amazon.com, Inc.	6.8
Microsoft Corp.	6.5
Visa, Inc., Class A	5.2
UnitedHealth Group, Inc.	4.8
S&P Global, Inc.	4.0
Danaher Corp.	3.7
Alphabet, Inc., Class C	3.6
Canadian Pacific Kansas City, Ltd.	3.6
Workday, Inc., Class A	3.5
Yum! Brands, Inc.	3.5
TOTAL	45.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,210.30	$6.26	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,205.50	10.36	1.89%
	Hypothetical example	1,000.00	1,015.50	9.47	1.89%
Class I	Actual expenses/actual returns	1,000.00	1,211.80	4.89	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,209.80	6.70	1.22%
	Hypothetical example	1,000.00	1,018.80	6.12	1.22%
Class R6	Actual expenses/actual returns	1,000.00	1,212.40	4.29	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	5

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 98.5%		$2,256,062,378
(Cost $1,300,580,844)
Communication services 7.1%		163,124,253
Entertainment 3.0%
Netflix, Inc. (A)	126,489	69,649,903
Interactive media and services 4.1%
Alphabet, Inc., Class C (A)	504,442	83,051,331
Meta Platforms, Inc., Class A	24,230	10,423,019
Consumer discretionary 13.2%		302,508,824
Broadline retail 6.8%
Amazon.com, Inc. (A)	885,208	154,911,400
Hotels, restaurants and leisure 6.4%
Starbucks Corp.	762,845	67,504,154
Yum! Brands, Inc.	567,032	80,093,270
Financials 20.7%		473,621,417
Capital markets 7.1%
MSCI, Inc.	153,085	71,305,462
S&P Global, Inc.	217,464	90,428,055
Consumer finance 2.5%
American Express Company	241,530	56,525,266
Financial services 7.7%
Corpay, Inc. (A)	188,405	56,924,687
Visa, Inc., Class A	444,740	119,461,611
Insurance 3.4%
Aon PLC, Class A	280,048	78,976,336
Health care 17.4%		398,303,448
Health care providers and services 4.8%
UnitedHealth Group, Inc.	227,024	109,811,509
Life sciences tools and services 9.5%
Danaher Corp.	343,847	84,799,547
IQVIA Holdings, Inc. (A)	257,657	59,717,163
Thermo Fisher Scientific, Inc.	127,165	72,321,279
Pharmaceuticals 3.1%
Novo Nordisk A/S, ADR	558,444	71,653,950
Industrials 5.5%		126,954,152
Commercial services and supplies 1.9%
Waste Management, Inc.	216,464	45,028,841
6	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Ground transportation 3.6%
Canadian Pacific Kansas City, Ltd.	1,044,566	$81,925,311
Information technology 27.0%		617,566,263
Semiconductors and semiconductor equipment 3.3%
NVIDIA Corp.	85,712	74,056,882
Software 23.7%
Autodesk, Inc. (A)	287,957	61,291,647
Intuit, Inc.	127,715	79,901,058
Microsoft Corp.	380,938	148,310,592
Salesforce, Inc.	268,644	72,249,117
ServiceNow, Inc. (A)	79,117	54,854,190
Synopsys, Inc. (A)	87,723	46,544,947
Workday, Inc., Class A (A)	328,353	80,357,830
Materials 7.6%		173,984,021
Chemicals 5.6%
Ecolab, Inc.	314,564	71,138,649
The Sherwin-Williams Company	192,929	57,803,458
Containers and packaging 2.0%
Ball Corp.	647,433	45,041,914

	Yield (%)	Shares	Value
Short-term investments 1.0%			$22,339,637
(Cost $22,339,637)
Short-term funds 1.0%			22,339,637
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2338(B)	22,339,637	22,339,637

Total investments (Cost $1,322,920,481) 99.5%	$2,278,402,015
Other assets and liabilities, net 0.5%	11,662,689
Total net assets 100.0%	$2,290,064,704

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $1,328,410,691. Net unrealized appreciation aggregated to $949,991,324, of which $957,673,871 related to gross unrealized appreciation and $7,682,547 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,322,920,481)	$2,278,402,015
Dividends and interest receivable	716,302
Receivable for fund shares sold	2,095,139
Receivable for investments sold	31,484,190
Other assets	245,900
Total assets	2,312,943,546
Liabilities
Payable for investments purchased	17,316,229
Payable for fund shares repurchased	3,409,090
Payable to affiliates
Investment management fees	1,438,728
Accounting and legal services fees	94,424
Transfer agent fees	202,817
Distribution and service fees	216,981
Trustees’ fees	3,085
Other liabilities and accrued expenses	197,488
Total liabilities	22,878,842
Net assets	$2,290,064,704
Net assets consist of
Paid-in capital	$1,224,279,854
Total distributable earnings (loss)	1,065,784,850
Net assets	$2,290,064,704

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($905,839,246 ÷ 13,928,369 shares)[1]	$65.04
Class C ($30,057,593 ÷ 628,634 shares)[1]	$47.81
Class I ($1,016,117,752 ÷ 13,894,977 shares)	$73.13
Class R2 ($1,367,193 ÷ 19,676 shares)	$69.49
Class R6 ($336,682,920 ÷ 4,536,748 shares)	$74.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$68.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
8	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$9,839,487
Securities lending	1,749
Less foreign taxes withheld	(214,857)
Total investment income	9,626,379
Expenses
Investment management fees	8,702,082
Distribution and service fees	1,291,968
Accounting and legal services fees	251,144
Transfer agent fees	1,246,449
Trustees’ fees	27,368
Custodian fees	137,455
State registration fees	54,956
Printing and postage	78,017
Professional fees	64,641
Other	81,341
Total expenses	11,935,421
Less expense reductions	(93,311)
Net expenses	11,842,110
Net investment loss	(2,215,731)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	186,519,269
Affiliated investments	961
186,520,230
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	267,149,578
267,149,578
Net realized and unrealized gain	453,669,808
Increase in net assets from operations	$451,454,077
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	9

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(2,215,731)	$(5,413,835)
Net realized gain (loss)	186,520,230	(43,183,074)
Change in net unrealized appreciation (depreciation)	267,149,578	281,121,482
Increase in net assets resulting from operations	451,454,077	232,524,573
From fund share transactions	(327,412,379)	(246,322,268)
Total increase (decrease)	124,041,698	(13,797,695)
Net assets
Beginning of period	2,166,023,006	2,179,820,701
End of period	$2,290,064,704	$2,166,023,006
10	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$53.74	$48.62	$76.20	$62.60	$51.76	$49.26
Net investment loss[2]	(0.11)	(0.21)	(0.33)	(0.39)	(0.22)	(0.05)
Net realized and unrealized gain (loss) on investments	11.41	5.33	(21.23)	21.14	14.56	8.18
Total from investment operations	11.30	5.12	(21.56)	20.75	14.34	8.13
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)	(5.63)
Net asset value, end of period	$65.04	$53.74	$48.62	$76.20	$62.60	$51.76
Total return (%)[3,4]	21.03[5]	10.53	(30.48)	35.67	29.28	18.96
Ratios and supplemental data
Net assets, end of period (in millions)	$906	$783	$775	$1,217	$921	$707
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.15	1.14	1.13	1.16	1.16
Expenses including reductions	1.14[6]	1.14	1.13	1.13	1.15	1.15
Net investment loss	(0.35)[6]	(0.40)	(0.59)	(0.57)	(0.40)	(0.11)
Portfolio turnover (%)	11	24	31	32	50	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	11

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$39.66	$36.15	$58.66	$50.00	$42.31	$41.59
Net investment loss[2]	(0.26)	(0.45)	(0.59)	(0.70)	(0.51)	(0.34)
Net realized and unrealized gain (loss) on investments	8.41	3.96	(15.90)	16.51	11.70	6.69
Total from investment operations	8.15	3.51	(16.49)	15.81	11.19	6.35
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)	(5.63)
Net asset value, end of period	$47.81	$39.66	$36.15	$58.66	$50.00	$42.31
Total return (%)[3,4]	20.55[5]	9.71	(31.00)	34.66	28.30	18.07
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$29	$34	$79	$82	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[6]	1.90	1.89	1.88	1.91	1.91
Expenses including reductions	1.89[6]	1.89	1.88	1.88	1.90	1.90
Net investment loss	(1.09)[6]	(1.15)	(1.34)	(1.32)	(1.15)	(0.85)
Portfolio turnover (%)	11	24	31	32	50	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$60.35	$54.46	$84.41	$68.49	$56.19	$52.86
Net investment income (loss)[2]	(0.03)	(0.09)	(0.20)	(0.25)	(0.09)	0.09
Net realized and unrealized gain (loss) on investments	12.81	5.98	(23.73)	23.32	15.89	8.87
Total from investment operations	12.78	5.89	(23.93)	23.07	15.80	8.96
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)	(5.63)
Net asset value, end of period	$73.13	$60.35	$54.46	$84.41	$68.49	$56.19
Total return (%)[3]	21.18[4]	10.82	(30.31)	36.01	29.58	19.26
Ratios and supplemental data
Net assets, end of period (in millions)	$1,016	$1,007	$1,037	$1,027	$662	$572
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.90	0.89	0.88	0.91	0.92
Expenses including reductions	0.89[5]	0.89	0.88	0.88	0.90	0.91
Net investment income (loss)	(0.09)[5]	(0.15)	(0.32)	(0.32)	(0.15)	0.17
Portfolio turnover (%)	11	24	31	32	50	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	13

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$57.44	$52.01	$81.16	$66.33	$54.71	$51.80
Net investment loss[2]	(0.15)	(0.28)	(0.43)	(0.50)	(0.31)	(0.12)
Net realized and unrealized gain (loss) on investments	12.20	5.71	(22.70)	22.48	15.43	8.66
Total from investment operations	12.05	5.43	(23.13)	21.98	15.12	8.54
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)	(5.63)
Net asset value, end of period	$69.49	$57.44	$52.01	$81.16	$66.33	$54.71
Total return (%)[3]	20.98[4]	10.44	(30.56)	35.50	29.11	18.81
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[5]	1.24	1.24	1.25	1.28	1.29
Expenses including reductions	1.22[5]	1.24	1.23	1.24	1.27	1.28
Net investment loss	(0.43)[5]	(0.50)	(0.70)	(0.68)	(0.53)	(0.23)
Portfolio turnover (%)	11	24	31	32	50	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$61.21	$55.18	$85.35	$69.12	$56.61	$53.17
Net investment income (loss)[2]	0.01	(0.03)	(0.15)	(0.17)	(0.03)	0.13
Net realized and unrealized gain (loss) on investments	12.99	6.06	(24.00)	23.55	16.04	8.94
Total from investment operations	13.00	6.03	(24.15)	23.38	16.01	9.07
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)	(5.63)
Net asset value, end of period	$74.21	$61.21	$55.18	$85.35	$69.12	$56.61
Total return (%)[3]	21.24[4]	10.93	(30.23)	36.14	29.74	19.37
Ratios and supplemental data
Net assets, end of period (in millions)	$337	$346	$332	$501	$353	$199
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.78	0.78	0.80	0.81
Expenses including reductions	0.78[5]	0.78	0.77	0.77	0.79	0.80
Net investment income (loss)	0.02[5]	(0.04)	(0.23)	(0.22)	(0.06)	0.24
Portfolio turnover (%)	11	24	31	32	50	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
16	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	17

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $5,101.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $63,865,228 and a long-term capital loss carryforward of $4,645,746 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
18	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.730% of the next $500 million of the fund’s average daily net assets; (c) 0.710% of the next $1 billion of the fund’s average daily net assets; (d) 0.700% of the next $3 billion of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$35,000
Class C	1,220
Class I	43,058
Class	Expense reduction
Class R2	$56
Class R6	13,977
Total	$93,311

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	19

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $167,415 for the six months ended April 30, 2024. Of this amount, $28,121 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $139,294 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $1,359 and $1,000 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,130,832	$545,531
Class C	157,954	19,068
Class I	—	672,630
20	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R2	$3,182	$36
Class R6	—	9,184
Total	$1,291,968	$1,246,449
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$47,183,333	6	5.803%	$(45,632)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	435,486	$27,684,970	1,006,149	$53,188,753
Repurchased	(1,076,306)	(68,488,165)	(2,381,995)	(126,016,915)
Net decrease	(640,820)	$(40,803,195)	(1,375,846)	$(72,828,162)
Class C shares
Sold	36,746	$1,716,131	65,177	$2,549,689
Repurchased	(137,369)	(6,435,511)	(289,895)	(11,335,130)
Net decrease	(100,623)	$(4,719,380)	(224,718)	$(8,785,441)
Class I shares
Sold	1,415,247	$100,863,169	3,600,389	$213,734,816
Repurchased	(4,207,363)	(302,892,054)	(5,951,492)	(355,790,915)
Net decrease	(2,792,116)	$(202,028,885)	(2,351,103)	$(142,056,099)
Class R2 shares
Sold	538	$36,680	3,933	$232,902
Repurchased	(3,402)	(240,412)	(8,508)	(503,132)
Net decrease	(2,864)	$(203,732)	(4,575)	$(270,230)
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	21

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	314,026	$22,645,194	1,075,674	$64,976,113
Repurchased	(1,425,490)	(102,302,381)	(1,442,995)	(87,358,449)
Net decrease	(1,111,464)	$(79,657,187)	(367,321)	$(22,382,336)
Total net decrease	(4,647,887)	$(327,412,379)	(4,323,563)	$(246,322,268)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $249,458,498 and $583,982,414, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$24,777,324	$(24,778,285)	$961	—	$1,749	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
22	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Global Leaders Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Sustainable Growth Advisers, LP (SGA) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	23

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
24	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Sustainable Growth Advisers, LP (SGA)
Portfolio Managers
Hrishikesh Gupta
Kishore Rao
Robert L. Rohn
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	25

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-5291 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

Not part of the shareholder report

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549251	26SA 4/24
6/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Kristie M. Feinberg
--------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
--------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024
By:	/s/ Charles A. Rizzo
-----------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 12, 2024